Balance Sheet Components (Details) - Schedule of Accounts Payable and Accrued Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable	$ 484,206	$ 475,553	$ 2,016,057
Other accrued liabilities	275,574	127,284	278,664
Accrued payroll and bonuses	482,457	791,280	550,660
Accounts payable and accrued liabilities	$ 1,242,237	$ 1,394,117	$ 2,845,381